Investments in affiliates - Equity Accounted Investments (Details) - Gemini - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Summary of financial information
Ownership (as a percent)	49.00%	49.00%
Current assets		$ 10,829	$ 12,578
Non-current assets		42,752	54,771
Current liabilities		6,890	5,552
Long-term liabilities		36,420	38,758
Net operating revenues		13,909	1,775
Impairment loss		29,881
Net loss		$ 33,168	$ 3,961